Investment Strategy	May 01, 2026
Royce International Premier Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets in a limited number (generally less than 100) of equity securities of small-cap companies issued by companies headquartered outside the United States (“international companies”). Royce looks for companies trading below its estimate of their current worth that it considers “premier”—those that have strong balance sheets, other business strengths, and/or strong business prospects. In addition, Royce considers companies with the potential for improvement in cash flow levels and internal rates of return.

The Fund invests at least 80% of its net assets in equity securities of such premier companies headquartered outside of the United States, under normal circumstances. At least 65% of these equity securities will be issued by small-cap companies, that is, those with stock market capitalizations up to $5 billion at the time of investment. Under normal market circumstances, at least 65% of the Fund’s net assets will be invested in equity securities of international companies headquartered in at least three different countries. From time to time, a substantial portion of the Fund’s assets may be invested in companies that are headquartered in a single country. Although the Fund may invest without limit in the equity securities of companies headquartered outside of the United States, no more than 35% of the Fund’s net assets may be invested in equity securities of companies headquartered in “developing countries.” Developing countries, sometimes also referred to as emerging market countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan, Bermuda, Israel, and Western European countries (as defined in The Royce Fund’s Statement of Additional Information). The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities that it purchases.

In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic, or other country-specific factors. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more appropriate opportunities, and/or manage cash levels in the Fund’s portfolio.

Strategy Portfolio Concentration [Text]	The Fund invests at least 80% of its net assets in equity securities of such premier companies headquartered outside of the United States, under normal circumstances. At least 65% of these equity securities will be issued by small-cap companies, that is, those with stock market capitalizations up to $5 billion at the time of investment. Under normal market circumstances, at least 65% of the Fund’s net assets will be invested in equity securities of international companies headquartered in at least three different countries. From time to time, a substantial portion of the Fund’s assets may be invested in companies that are headquartered in a single country. Although the Fund may invest without limit in the equity securities of companies headquartered outside of the United States, no more than 35% of the Fund’s net assets may be invested in equity securities of companies headquartered in “developing countries.” Developing countries, sometimes also referred to as emerging market countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan, Bermuda, Israel, and Western European countries (as defined in The Royce Fund’s Statement of Additional Information). The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities that it purchases.
Royce Micro-Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of micro-cap companies. Micro-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell Microcap® Index at the time of its most recent reconstitution. Royce uses multiple investment themes and offers wide exposure to micro-cap stocks by investing in companies with strong fundamentals and/or prospects selling at prices that Royce believes do not fully reflect these attributes. Royce considers companies with strong balance sheets, attractive growth prospects, and/or the potential for improvement in cash flow levels and internal rates of return, among other factors.

The Fund invests at least 80% of its net assets in equity securities of micro-cap companies, under normal circumstances. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in equity securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Strategy Portfolio Concentration [Text]	The Fund invests at least 80% of its net assets in equity securities of micro-cap companies, under normal circumstances. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in equity securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.
Royce Premier Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets in a limited number (generally less than 100) of equity securities of primarily small-cap companies at the time of investment. Small-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution. Royce looks for companies that it considers “premier”—those that it believes are trading below its estimate of their current worth that also have excellent business strengths, strong balance sheets and/or improved prospects for growth, the potential for improvement in cash flow levels and internal rates of return, and franchise durability.

The Fund invests at least 80% of its net assets in equity securities of such premier companies, under normal circumstances. At least 65% of these equity securities will be issued by small-cap companies at the time of investment. The Fund may continue to hold or, in some cases, build positions in companies with higher market capitalizations. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in equity securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Strategy Portfolio Concentration [Text]	The Fund invests at least 80% of its net assets in equity securities of such premier companies, under normal circumstances. At least 65% of these equity securities will be issued by small-cap companies at the time of investment. The Fund may continue to hold or, in some cases, build positions in companies with higher market capitalizations. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in equity securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.
Royce Small-Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of small-cap companies that it believes are trading below its estimate of their current worth. Small-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution.

The Fund uses multiple investment disciplines in an effort to provide exposure to approaches that have historically performed well in different market environments. These disciplines include “High Quality,” which looks for companies that have high returns on invested capital and that Royce believes have significant competitive advantages; “Emerging Quality,” which seeks companies that are newer in their lifecycle but that Royce believes can become High Quality in the future; “Traditional Value,” which looks for companies trading at prices below Royce’s estimate of their current worth; and “Quality Value,” which seeks companies with attractive profit margins, strong free cash flows, and lower leverage that also trade at what Royce believes are attractive valuations. The Fund’s portfolio managers generally focus on one of these approaches in managing segments of the Fund’s assets. A Royce Co-Chief Investment Officer will monitor and, from time to time, adjust the Fund’s allocations across these segments of the portfolio.

The Fund invests at least 80% of its net assets in equity securities of small-cap companies, under normal circumstances. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in equity securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Strategy Portfolio Concentration [Text]	The Fund invests at least 80% of its net assets in equity securities of small-cap companies, under normal circumstances. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in equity securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities.
Royce Small-Cap Opportunity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of small-cap companies in an attempt to take advantage of what it believes are opportunistic situations for undervalued securities. Small-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution.

Such opportunistic situations may include turnarounds, emerging growth companies with interrupted earnings patterns, companies with unrecognized asset values, or undervalued growth companies. Although the Fund focuses on securities of U.S. companies, it may invest up to 10% of its net assets (measured at the time of investment) in equity securities of companies headquartered in foreign countries.

The Fund invests at least 80% of its net assets in equity securities of small-cap companies, under normal circumstances. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Strategy Portfolio Concentration [Text]	The Fund invests at least 80% of its net assets in equity securities of small-cap companies, under normal circumstances. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.
Royce Small-Cap Special Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of small-cap companies. Small-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution. The portfolio manager applies an intensive value approach in managing the Fund’s assets. This approach, which attempts to combine classic value analysis, the identification of good businesses, and accounting cynicism, has its roots in the teachings of Benjamin Graham and Abraham Briloff.

The Fund invests at least 80% of its net assets in equity securities of small-cap companies, under normal circumstances. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 10% of its net assets (measured at the time of investment) in equity securities of companies headquartered in foreign countries. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/ or manage cash levels in the Fund’s portfolio.

Strategy Portfolio Concentration [Text]	The Fund invests at least 80% of its net assets in equity securities of small-cap companies, under normal circumstances. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 10% of its net assets (measured at the time of investment) in equity securities of companies headquartered in foreign countries. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/ or manage cash levels in the Fund’s portfolio.
Royce Small-Cap Total Return Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in dividend-paying equity securities of small-cap companies that it believes are trading below its estimate of their current worth. Small-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution. Royce believes that regular dividend payments, and/or other methods of returning capital to shareholders such as issuer share repurchases, are often a positive signal that may indicate attractive attributes, including a stable business model, shareholder-friendly management, disciplined capital allocation practices, and a conservative financial culture. The Fund seeks to achieve its investment objectives by primarily investing in companies that pay regular dividends and/or return capital to shareholders. Royce favors companies that fall into one of three investment themes:

“Compounder” companies possess what Royce believes are outstanding business models, strong financial characteristics, and above-average growth potential. “Quality Value” companies have attractive profit margins, strong free cash flows, high returns on invested capital, and low leverage that also trade at what Royce believes are attractive valuations. “Special Situations” are companies that may have complex business models and/or require a catalyst for growth, such as spin offs, turnarounds, and/or unrecognized asset values.

The Fund invests at least 65% of its net assets in dividend-paying equity securities, under normal circumstances. In addition, the Fund invests at least 80% of its net assets in equity securities of small-cap companies, under normal circumstances. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in equity securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Strategy Portfolio Concentration [Text]	The Fund invests at least 65% of its net assets in dividend-paying equity securities, under normal circumstances. In addition, the Fund invests at least 80% of its net assets in equity securities of small-cap companies, under normal circumstances. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in equity securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.
Royce Small-Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of small-cap companies that it believes are trading below its estimate of their current worth. Small-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution. Royce focuses on companies that it believes also possess financial strength, a strong business model, and the ability to generate and effectively allocate excess free cash flow.

The Fund invests at least 80% of its net assets in equity securities of small-cap companies, under normal circumstances. The Fund may continue to hold or, in some cases, build positions in companies with higher market capitalizations. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in equity securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Strategy Portfolio Concentration [Text]	The Fund invests at least 80% of its net assets in equity securities of small-cap companies, under normal circumstances. The Fund may continue to hold or, in some cases, build positions in companies with higher market capitalizations. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in equity securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.
Royce Smaller-Companies Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of companies with stock market capitalizations up to $7.5 billion that it believes have above-average growth prospects. Royce also considers the extent to which such companies are trading below its estimate of their current worth and/or have the potential for higher internal rates of return or improved profit margins.

The Fund invests at least 80% of its net assets in equity securities of companies with stock market capitalizations up to $7.5 billion, under normal circumstances. The Fund may continue to hold or, in some cases, build positions in companies with market capitalizations of more than $7.5 billion. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in equity securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Strategy Portfolio Concentration [Text]	The Fund invests at least 80% of its net assets in equity securities of companies with stock market capitalizations up to $7.5 billion, under normal circumstances. The Fund may continue to hold or, in some cases, build positions in companies with market capitalizations of more than $7.5 billion. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in equity securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.
Royce SMid-Cap Total Return Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of smid-cap companies that pay dividends and/or return capital to shareholders through other methods that Royce believes are trading below its estimate of their current worth. Smid-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2500® Index at the time of its most recent reconstitution. Royce believes that regular dividend payments, and/ or other methods of returning capital to shareholders such as issuer share repurchases, are often a positive signal that may indicate attractive attributes, including a stable business model, shareholder-friendly management, disciplined capital allocation practices, and a conservative financial culture. The Fund seeks to achieve its investment objectives by primarily investing in companies that pay regular dividends and/ or return capital to shareholders. Royce favors companies that fall into one of three investment themes: “Compounder” companies possess what Royce believes are outstanding business models, strong financial characteristics, and above-average growth potential. “Quality Value” companies have attractive profit margins, strong free cash flows, high returns on invested capital, and low leverage that also trade at what Royce believes are attractive valuations. “Special Situations” are companies that may have complex business models and/or require a catalyst for growth, such as spin offs, turnarounds, and/or unrecognized asset values.

The Fund invests at least 80% of its net assets in equity securities of smid-cap companies, under normal circumstances. In addition, the Fund normally invests at least 65% of its net assets in equity securities issued by companies that make dividend payments to shareholders. Under normal circumstances, the Fund also invests at least 80% of its net assets in equity securities issued by companies that make dividend payments to shareholders and/or employ other methods of returning capital to shareholders (e.g., issuer share repurchases). Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in equity securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Strategy Portfolio Concentration [Text]	The Fund invests at least 80% of its net assets in equity securities of smid-cap companies, under normal circumstances. In addition, the Fund normally invests at least 65% of its net assets in equity securities issued by companies that make dividend payments to shareholders. Under normal circumstances, the Fund also invests at least 80% of its net assets in equity securities issued by companies that make dividend payments to shareholders and/or employ other methods of returning capital to shareholders (e.g., issuer share repurchases). Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in equity securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.
Royce Micro-Cap Fund - Consultant Class | Royce Micro-Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of micro-cap companies. Micro-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell Microcap® Index at the time of its most recent reconstitution. Royce uses multiple investment themes and offers wide exposure to micro-cap stocks by investing in companies with strong fundamentals and/or prospects selling at prices that Royce believes do not fully reflect these attributes. Royce considers companies with strong balance sheets, attractive growth prospects, and/or the potential for improvement in cash flow levels and internal rates of return, among other factors.

The Fund invests at least 80% of its net assets in equity securities of micro-cap companies, under normal circumstances. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in equity securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Strategy Portfolio Concentration [Text]	The Fund invests at least 80% of its net assets in equity securities of micro-cap companies, under normal circumstances. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in equity securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.
Royce Premier Fund - Consultant Class | Royce Premier Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets in a limited number (generally less than 100) of equity securities of primarily small-cap companies at the time of investment. Small-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution. Royce looks for companies that it considers “premier”—those that it believes are trading below its estimate of their current worth that also have excellent business strengths, strong balance sheets and/or improved prospects for growth, the potential for improvement in cash flow levels and internal rates of return, and franchise durability.

The Fund invests at least 80% of its net assets in equity securities of such premier companies, under normal circumstances. At least 65% of these equity securities will be issued by small-cap companies at the time of investment. The Fund may continue to hold or, in some cases, build positions in companies with higher market capitalizations. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in equity securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Strategy Portfolio Concentration [Text]	The Fund invests at least 80% of its net assets in equity securities of such premier companies, under normal circumstances. At least 65% of these equity securities will be issued by small-cap companies at the time of investment. The Fund may continue to hold or, in some cases, build positions in companies with higher market capitalizations. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in equity securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities.
Royce Small-Cap Fund - Consultant Class | Royce Small-Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of small-cap companies that it believes are trading below its estimate of their current worth. Small-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution.

The Fund uses multiple investment disciplines in an effort to provide exposure to approaches that have historically performed well in different market environments. These disciplines include “High Quality,” which looks for companies that have high returns on invested capital and that Royce believes have significant competitive advantages; “Emerging Quality,” which seeks companies that are newer in their lifecycle but that Royce believes can become High Quality in the future; “Traditional Value,” which looks for companies trading at prices below Royce’s estimate of their current worth; and “Quality Value,” which seeks companies with attractive profit margins, strong free cash flows, and lower leverage that also trade at what Royce believes are attractive valuations. The Fund’s portfolio managers generally focus on one of these approaches in managing segments of the Fund’s assets. A Royce Co-Chief Investment Officer will monitor and, from time to time, adjust the Fund’s allocations across these segments of the portfolio.

The Fund invests at least 80% of its net assets in equity securities of small-cap companies, under normal circumstances. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in equity securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Strategy Portfolio Concentration [Text]	The Fund invests at least 80% of its net assets in equity securities of small-cap companies, under normal circumstances. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in equity securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.
Royce Small-Cap Opportunity Fund - Consultant & R Class | Royce Small-Cap Opportunity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of small-cap companies in an attempt to take advantage of what it believes are opportunistic situations for undervalued securities. Small-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution.

Such opportunistic situations may include turnarounds, emerging growth companies with interrupted earnings patterns, companies with unrecognized asset values, or undervalued growth companies. Although the Fund focuses on securities of U.S. companies, it may invest up to 10% of its net assets (measured at the time of investment) in equity securities of companies headquartered in foreign countries.

The Fund invests at least 80% of its net assets in equity securities of small-cap companies, under normal circumstances. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Strategy Portfolio Concentration [Text]	The Fund invests at least 80% of its net assets in equity securities of small-cap companies, under normal circumstances. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.
Royce Small-Cap Special Equity Fund - Consultant Class | Royce Small-Cap Special Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of small-cap companies. Small-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution. The portfolio manager applies an intensive value approach in managing the Fund’s assets. This approach, which attempts to combine classic value analysis, the identification of good businesses, and accounting cynicism, has its roots in the teachings of Benjamin Graham and Abraham Briloff.

The Fund invests at least 80% of its net assets in equity securities of small-cap companies, under normal circumstances. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 10% of its net assets (measured at the time of investment) in equity securities of companies headquartered in foreign countries. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Strategy Portfolio Concentration [Text]	The Fund invests at least 80% of its net assets in equity securities of small-cap companies, under normal circumstances. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 10% of its net assets (measured at the time of investment) in equity securities of companies headquartered in foreign countries. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.
Royce Small-Cap Total Return Fund - Consultant & R Class | Royce Small-Cap Total Return Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in dividend-paying equity securities of small-cap companies that it believes are trading below its estimate of their current worth. Small-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution. Royce believes that regular dividend payments, and/or other methods of returning capital to shareholders such as issuer share repurchases, are often a positive signal that may indicate attractive attributes, including a stable business model, shareholder-friendly management, disciplined capital allocation practices, and a conservative financial culture. The Fund seeks to achieve its investment objectives by primarily investing in companies that pay regular dividends and/or return capital to shareholders. Royce favors companies that fall into one of three investment themes: “Compounder” companies possess what Royce believes are outstanding business models, strong financial characteristics, and above-average growth potential. “Quality Value” companies have attractive profit margins, strong free cash flows, high returns on invested capital, and low leverage that also trade at what Royce believes are attractive valuations. “Special Situations” are companies that may have complex business models and/or require a catalyst for growth, such as spin offs, turnarounds, and/or unrecognized asset values.

The Fund invests at least 65% of its net assets in dividend-paying equity securities, under normal circumstances. In addition, the Fund invests at least 80% of its net assets in equity securities of small-cap companies, under normal circumstances. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in equity securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Strategy Portfolio Concentration [Text]	The Fund invests at least 65% of its net assets in dividend-paying equity securities, under normal circumstances. In addition, the Fund invests at least 80% of its net assets in equity securities of small-cap companies, under normal circumstances. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in equity securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.
Royce Premier Fund - A Class | Royce Premier Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets in a limited number (generally less than 100) of equity securities of primarily small-cap companies at the time of investment. Small-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution. Royce looks for companies that it considers “premier”—those that it believes are trading below its estimate of their current worth that also have excellent business strengths, strong balance sheets and/or improved prospects for growth, the potential for improvement in cash flow levels and internal rates of return, and franchise durability.

The Fund invests at least 80% of its net assets in equity securities of such premier companies, under normal circumstances. At least 65% of these equity securities will be issued by small-cap companies at the time of investment. The Fund may continue to hold or, in some cases, build positions in companies with higher market capitalizations. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in equity securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Strategy Portfolio Concentration [Text]	The Fund invests at least 80% of its net assets in equity securities of such premier companies, under normal circumstances. At least 65% of these equity securities will be issued by small-cap companies at the time of investment. The Fund may continue to hold or, in some cases, build positions in companies with higher market capitalizations. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in equity securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities.
Royce Small-Cap Fund - A Class | Royce Small-Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of small-cap companies that it believes are trading below its estimate of their current worth. Small-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution.

The Fund uses multiple investment disciplines in an effort to provide exposure to approaches that have historically performed well in different market environments. These disciplines include “High Quality,” which looks for companies that have high returns on invested capital and that Royce believes have significant competitive advantages; “Emerging Quality,” which seeks companies that are newer in their lifecycle but that Royce believes can become High Quality in the future; “Traditional Value,” which looks for companies trading at prices below Royce’s estimate of their current worth; and “Quality Value,” which seeks companies with attractive profit margins, strong free cash flows, and lower leverage that also trade at what Royce believes are attractive valuations. The Fund’s portfolio managers generally focus on one of these approaches in managing segments of the Fund’s assets. A Royce Co-Chief Investment Officer will monitor and, from time to time, adjust the Fund’s allocations across these segments of the portfolio.

The Fund invests at least 80% of its net assets in equity securities of small-cap companies, under normal circumstances. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in equity securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Strategy Portfolio Concentration [Text]	The Fund invests at least 80% of its net assets in equity securities of small-cap companies, under normal circumstances. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in equity securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.
Royce Small-Cap Special Equity Fund - A Class | Royce Small-Cap Special Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of small-cap companies. Small-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution. The portfolio manager applies an intensive value approach in managing the Fund’s assets. This approach, which attempts to combine classic value analysis, the identification of good businesses, and accounting cynicism, has its roots in the teachings of Benjamin Graham and Abraham Briloff.

The Fund invests at least 80% of its net assets in equity securities of small-cap companies, under normal circumstances. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 10% of its net assets (measured at the time of investment) in equity securities of companies headquartered in foreign countries. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/ or manage cash levels in the Fund’s portfolio.

Strategy Portfolio Concentration [Text]	The Fund invests at least 80% of its net assets in equity securities of small-cap companies, under normal circumstances. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 10% of its net assets (measured at the time of investment) in equity securities of companies headquartered in foreign countries. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/ or manage cash levels in the Fund’s portfolio.